CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net income (loss)	$ 2,819	$ 3,044	$ (6,900)
Adjustments required to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	2,100	2,245	1,876
Impairment of goodwill		979
Loss (gain) on sale of property and equipment	11	(47)	(4)
Increase (decrease) in accrued interest and exchange differences on short-term and other long-term liabilities	693	(520)	2,996
Stock based compensation	392	158	144
Decrease (increase) in trade receivables, net	(3,962)	555	153
Increase in unbilled accounts receivable	(2,325)	(227)	(1,593)
Decrease (increase) in other accounts receivable and prepaid expenses	(190)	(1,333)	119
Decrease (increase) in inventories	2,068	(3,981)	(2,079)
Decrease in long-term trade receivables	(52)		329
Increase in deferred income taxes	(631)	(968)	(467)
Decrease in operating lease right-of-use assets	957
Decrease in operating lease liabilities	(963)
Increase (decrease) in trade payables	(1,312)	1,071	787
Increase in other accounts payable and accrued expenses and deferred revenues	1,016	3,114	1,521
Increase (decrease) in customer advances	(5,071)	3,214	1,207
Accrued severance pay, net	(73)	22	(41)
Net cash provided by (used in) operating activities	(4,523)	7,326	(1,952)
Cash flows from investing activities:
Investment in short-term deposits	(3,092)
Investment in restricted deposits	(90)
Release of short-term bank deposits		12,873	4,103
Investment in long-term bank deposits			(15)
Proceeds from sale of property and equipment	70	57	35
Purchase of property and equipment	(770)	(2,128)	(934)
Investment in technology, know-how and patents	(897)	(296)	(13)
Payments for acquisition of ESC BAZ, net of cash acquired (1)		(385)
Net cash provided by (used in) investing activities	(4,779)	10,121	3,176
Cash flows from financing activities:
Proceeds from issuance of shares upon exercise of options to employees	503	77	327
Issue of shares to non-controlling interests	50
Repurchase of warrants previously issued by the Company	(375)
Proceeds from issuance of shares upon exercise of warrants			254
Purchase of shares from non-controlling interests, net			(77)
Net cash provided by financing activities	178	77	504
Effect of exchange rate changes on cash and cash equivalents	2,089	(1,029)	2,076
Increase (decrease) in cash, cash equivalents and restricted cash	(7,035)	16,495	3,804
Cash, cash equivalents and restricted cash at the beginning of the year	41,800	25,305	21,501
Cash, cash equivalents and restricted cash at the end of the year	34,765	41,800	25,305
Supplemental disclosures of cash flows activities:
Cash and cash equivalents	34,531	38,665	22,463
Restricted cash	234	3,135	2,842
Cash, cash equivalents and restricted cash at the end of the year	34,765	41,800	25,305
Cash paid during the year for:
Interest	15	20	148
Income taxes	660	2,926	1,855
Significant non-cash transactions:
Right-of-use asset recognized with corresponding lease liability	$ 620